Summary Prospectus FundX Tactical Upgrader Fund August 4, 2014

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://www.upgraderfunds.com/how-invest.  You may also obtain this information at no cost by calling 1-866-455-FUND [3863] or by sending an e-mail to issue@fundx.com.  The Fund’s Prospectus and Statement of Additional Information, both dated August 4, 2014, are incorporated by reference into this Summary Prospectus.

Investment Objective
The FundX Tactical Upgrader Fund (“Tactical Fund”) seeks long-term capital appreciation with less volatility than the broad equity market; capital preservation is a secondary consideration.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Fund.

FundX Tactical Upgrader Fund*
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.39%
Acquired Fund (Underlying Fund) Fees and Expenses(2)	0.19%
Total Annual Fund Operating Expenses	1.58%
Expense Reduction/Reimbursement	-0.14%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	1.44%

(1)
FundX Investment Group (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Tactical Upgrader Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Upgrader Fund to 1.25% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect at least until January 31, 2016.  A reimbursement may be requested by the Advisor for fee reductions and/or expense payments made in the prior three fiscal years if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  To the extent that the Fund incurs expenses excluded from the Expense Cap, net operating expenses of the Fund may be higher than the Expense Cap.  The Expense Cap may be terminated at any time after January 31, 2016, by the Trust’s Board of Trustees upon 60-day notice to the Advisor, or by the Advisor with the consent of the Board.

(2)	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(*)	The Fund is the successor to the FundX Tactical Upgrader Fund, a series of Professionally Managed Portfolios, which was reorganized into the Fund on August 1, 2014.

Example
This Example is intended to help you compare the cost of investing in the Tactical Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Tactical Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Tactical Fund’s operating expenses remain the same (taking into account the Expense Cap for the first year only).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Tactical Upgrader Fund	$147	$485	$847	$1,866

Portfolio Turnover
As a fund-of-funds, the Tactical Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of exchange-traded funds (“ETFs”).  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Tactical Fund’s performance.  The use of options contracts to hedge the portfolio may result in a high turnover rate, in excess of 300% in a given year.  During the most recent fiscal year, the Tactical Fund’s portfolio turnover rate was 408% of the average value of its portfolio.

Principal Investment Strategies
The Tactical Fund is a fund-of-funds and as such invests in no-load and load waived mutual funds, but primarily in ETFs (“Underlying Funds”).  The Underlying Funds, in turn, invest primarily in individual securities such as common stocks.

Because markets change, the Advisor actively manages the Fund’s equity portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends. The Advisor invests in the Underlying Funds that it considers to be in synch with current market leadership. The Advisor sells an Underlying Fund when it believes that the Underlying Fund is no longer performing in synch with current market leadership or if a new Underlying Fund is judged to be more attractive than a current holding.
Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.  The Advisor classifies the pool of Underlying Funds into four risk/return categories:
▪     Aggressive Equity Underlying Funds
▪     Core Equity Underlying Funds
▪     Total Return Underlying Funds
▪     Bond Underlying Funds

Under normal market conditions, the Tactical Fund will have a substantial holding in Core Equity Underlying Funds, which generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations.  Core Equity Underlying Funds holdings will typically be offset to some extent by hedges designed to reduce volatility.  Core Equity Underlying Funds may also invest in fixed income securities.  These positions allow the Tactical Fund to participate in broad stock market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.  The Tactical Fund may purchase, without limit, shares of Underlying Funds that invest in domestic, international and global securities.

To a lesser extent the Tactical Fund may also invest a portion of its assets in Aggressive Equity Underlying Funds, which may invest in more concentrated portfolios or in small-cap, mid-cap or less-seasoned companies, or may make significant use of complex investment techniques, such as leverage, short sales and margin.  They may also include the use of derivative securities such as options, futures and swap contracts for hedging and/or speculative purposes.  Aggressive Equity Underlying Funds may be riskier than Core Equity Underlying Funds, but may hold the potential for higher reward.  Aggressive Equity Underlying Funds allow the Fund to participate in more specialized stock market leadership trends, such as rotations between specific sectors or within emerging markets.  The Tactical Fund may hold up to 50% of its assets in Underlying Funds that focus on emerging markets.

Hedging The level of the portfolio’s hedge will vary depending on the Advisor’s perception of the market’s level of risk.	In an attempt to balance the risk inherent in equity-based mutual funds, the Tactical Fund will attempt to buffer its stock market exposure with a variety of hedging techniques, such as raising cash and using options. Such options strategies may include selling covered call or put options and/or buying put options or put spreads or call options or call spreads. The level at which the portfolio is hedges will vary depending on the Advisor’s perception of the market’s level of risk at any given time.

See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying Funds” for more information on this system.

Principal Risks
An investment in the Tactical Fund entails risk.  The Tactical Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Tactical Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Fund.  The following risks could affect the value of your investment:

•
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Management Risk – Management risk describes the Tactical Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Tactical Fund, including the Advisor’s success at implementing hedging techniques to lower portfolio volatility.

•
Foreign Securities Risk – The Underlying Funds held by the Tactical Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.
•
Derivative Risk – The Fund and some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

•
Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

•	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
•
Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

•
ETF Trading Risk – Because the Tactical Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

•
Portfolio Turnover Risk – The Tactical Fund’s Upgrading strategy, and in particular, the hedging strategy employed by the Advisor may result in high portfolio turnover from time to time.  High portfolio turnover may cause the Tactical Fund to incur higher transaction costs than would be the case if the Tactical Fund had lower portfolio turnover.

•
Upgrading Strategy Risk – The Tactical Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Tactical Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

•
Underlying Funds Risk – The risks associated with the Tactical Fund include the risks related to each Underlying Fund in which the Tactical Fund invests.  Although the Tactical Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

•
Aggressive Investment Technique Risk – The Underlying Funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

•
Options Risk – Selling call options can reduce the risk of owing equity funds or ETFs, but it limits the opportunity to profit from a rise in the stock market in exchange for the cash received for selling the call option.  The Fund also risks losing all or part of the cash paid for purchasing put options.  The effectiveness of the Fund’s options-based risk management strategy may be lessened if the Underlying Funds held do not correlate to the performance of the indexes or ETFs underlying its option positions.

Performance
The following performance information provides some indication of the risks of investing in the Tactical Fund. The bar chart below illustrates how the Tactical Fund’s total returns have varied since inception.  The table below illustrates how the Tactical Fund’s average annual total returns for the 1-year, 5-year, and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Tactical Fund’s performance, before and after taxes is not necessarily an indication of how the Tactical Fund will perform in the future.  Updated performance is available on the Tactical Fund’s website at www.upgraderfunds.com.

Effective at the close of business on August 1, 2014, the Tactical Fund, a series of Professionally Managed Portfolios (the “Predecessor Fund”), reorganized into the Fund, a series of FundX Investment Trust.  Performance information shown prior to the close of business on August 1, 2014 is that of the Predecessor Fund.  Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

FundX Tactical Upgrader Fund - TACTX

Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q3 2009	6.34%
Worst Quarter	Q3 2011	-2.31%

Average Annual Total Returns as of December 31, 2013

	1 Year	5 Year	Since Inception
FundX Tactical Upgrader Fund - TACTX			(2/29/08)

Return Before Taxes	8.55%	5.15%	-2.71%
Return After Taxes on Distributions	8.55%	5.09%	-2.76%
Return After Taxes on Distributions and Sale of Fund Shares	4.84%	4.02%	-2.02%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	8.16%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.44%	4.38%
BofA Merrill Lynch 3-Month US Treasury Bill Index	0.07%	0.12%	0.34%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Investment Advisor
FundX Investment Group is the investment advisor to the Tactical Fund.

Portfolio Managers
Name	Title	Managed the Fund Since
Janet Brown	President and Portfolio Manager	2008 (the Fund’s inception)
Jason Browne	Chief Investment Officer and Portfolio Manager	2008 (the Fund’s inception)
Bernard Burke	Portfolio Manager	2008 (the Fund’s inception)
Martin DeVault	Portfolio Manager	2008 (the Fund’s inception)
Sean McKeon	Portfolio Manager	2008 (the Fund’s inception)

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Tactical Fund shares on any business day by written request via mail (FundX Tactical Upgrader Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-455-FUND [3863], or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial and subsequent investment amounts are shown in the table below.

Minimum Investments
	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Tax Information
The Tactical Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Tactical Fund through a broker-dealer or other financial intermediary (such as a bank), the Tactical Fund and its related companies may pay the intermediary for the sale of Tactical Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Tactical Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.